LOSS PER SHARE (Tables )	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table presents the shares used in the basic and diluted loss per common share computations:

			From
	Year Ended		April 23, 2002
	December 31,		(Inception) To
	2012	2011	December 31, 2012
Numerator:
Net loss available in basic and diluted calculation	$(7,422,155)	$(4,486,879)	$(19,291,111)

Denominator:
Weighted average common shares outstanding-basic	69,587,814	24,282,433	12,143,184

Effect of dilutive stock options and warrants (1)	-	-	-

Weighted average common shares outstanding-diluted	69,587,814	24,282,433	12,143,184

Loss per common share-basic and diluted	$(0.11)	$(0.18)	$(1.59)

(1) The number of shares underlying options and warrants outstanding as of December 31, 2012 and December 31, 2011 are 47,795,702 and 32,679,862, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.